Convertible Notes Payable (Details Narrative)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2020 USD ($) $ / shares	Jun. 15, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($) $ / shares	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	May 14, 2019 USD ($) $ / shares	Mar. 08, 2018	Mar. 28, 2014	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 22, 2020 $ / shares	Sep. 21, 2020 $ / shares	Sep. 17, 2020 $ / shares	Sep. 16, 2020 $ / shares	Sep. 15, 2020 $ / shares	Sep. 14, 2020 $ / shares	Sep. 11, 2020 $ / shares	Sep. 10, 2020 $ / shares	Sep. 08, 2020 $ / shares	Sep. 02, 2020 $ / shares	Sep. 01, 2020 $ / shares	Aug. 26, 2020 $ / shares	Jul. 23, 2020 $ / shares	Jul. 08, 2020 $ / shares	Jun. 22, 2020 $ / shares	Apr. 22, 2020 $ / shares	Apr. 17, 2020 $ / shares	Mar. 09, 2020 $ / shares	Feb. 19, 2020 $ / shares	Feb. 18, 2020 $ / shares	Feb. 11, 2020 $ / shares	Feb. 10, 2020 $ / shares	Jan. 31, 2020 $ / shares	Jan. 30, 2020 $ / shares	Apr. 30, 2019
Debt Instrument [Line Items]
Debt principal amount		$ 269,262	$ 269,262
Reverse stock split				1:15 reverse stock split	reverse split in 1-for-15	1-for-15 reverse split		reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Beneficial conversion feature										$ 17,041
Interest expense on notes payable											$ 1,843	$ 1,843	$ 5,488	$ 3,065	$ 4,907	$ 0
Discount on debt		792,392	792,392							$ 775,892	1,051,382		1,051,382		635,333	635,333
Extinguishment of debt			269,262										(269,261)	(134,677)	(134,677)
Convertible notes		$ 0	$ 0								$ 792,932		$ 792,932
Common Stock [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares											$ 0.20		$ 0.20				$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 65,000
Interest expense on notes payable															87,778	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares											$ 0.20		$ 0.20
Interest expense on notes payable													$ 348,563
Discount on debt											$ 427,329		427,329
Convertible notes											$ 101,029		$ 101,029
Convertible Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Converted shares | shares													2,867,607
Convertible Debt [Member] | Holders [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares		$ 0.20	$ 0.20								$ 0.10		$ 0.10
Convertible notes											$ 585,589		$ 585,589
Converted shares | shares													120,676
Convertible Debt [Member] | Holders [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Converted shares | shares													2,988,283
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Note bears interest rate																																									6.00%
Note Exchange Agreement [Member] | Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Note bears interest rate							12.00%
Note Exchange Agreement [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 805,000
Note bears interest rate							6.00%
Conversion price per share | $ / shares							$ 0.10
Reverse stock split							1:20
Outstanding shares of common stock percentage							4.99%
Beneficial conversion feature							$ 805,000
Interest expense on notes payable															169,668
Discount on debt							$ 805,000								635,333
Note Exchange Agreement [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Simple interest expense											11,191	$ 0	$ 34,452	$ 87,779	$ 30,568
Note Purchase Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 933,000
Note bears interest rate	6.00%
Conversion price per share | $ / shares	$ 0.20
Outstanding shares of common stock percentage	9.99%
Note Purchase Agreement [Member] | May 2019 Private Offering [Member]
Debt Instrument [Line Items]
Debt conversion description		To amend Section 6.1 of the NPA to add "Most Favored Nation" provision such that for a period beginning on the closing date and ending two years thereafter, if the Company issues any common stock or securities convertible into or exercisable for shares of common stock or modify any of the foregoing which may be outstanding to any person or entity at a price per share or conversion or exercise price per share which shall be less than $0.20 per share, the "Lower Price Issuance", then the Company will issue such additional units such that the subscriber/lender, will hold that number of units in total had subscriber/lender purchased the units with the purchase price equal to the lower price issuance common stock issued or issuable by the Company, notwithstanding anything herein or in any other agreement to the contrary, the Company should only be required to make a single adjustment with respect to any lower price issuance regardless of the existence of multiple bases
Note Purchase Agreement [Member] | May 2019 Private Offering [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares		$ 0.10	0.10
Beneficial ownership limitation upon conversion, percentage		0.0499
Note Purchase Agreement [Member] | May 2019 Private Offering [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares		$ 0.20	0.20
Beneficial ownership limitation upon conversion, percentage		0.0999
Note Purchase Agreement [Member] | May 2019 Private Offering [Member] | Maximum [Member] | Various Service Providers, Consultants [Member]
Debt Instrument [Line Items]
Conversion price per share | $ / shares		$ 0.10	$ 0.10
Common stock issued for compensation for services | shares		100,000
Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Note bears interest rate	12.00%
Simple interest expense	$ 898,918										274,865
Debt conversion description	In addition, the NPA2 includes customary events of default, including, among others: (i) non-payment of amounts due thereunder, (ii) non-compliance with covenants thereunder, (iii) bankruptcy or insolvency. Upon the occurrence of an event of default, a majority of the Holders may accelerate the maturity of the Indebtedness.
Interest expense on notes payable											$ 624,053
Convertible notes	$ 898,918